Modern Woodmen of America Variable Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED

VARIABLE ANNUITY CERTIFICATE

Issued By

Modern Woodmen of America

UPDATING SUMMARY PROSPECTUS

May 1, 2021

The prospectus for the Modern Woodmen of America Variable Annuity Account, an individual flexible premium deferred variable annuity certificate offered by Modern Woodmen of America, a fraternal benefit society (the “Society”), contains more information about the Certificate, including its features, benefits, and risks. You can find the current prospectus and other information about the Certificate online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also obtain this information at no cost by calling the Variable Product Administrative Center at 1-800-447-9811 or by sending an email request to VPACServices@modern-woodmen.org.

Beginning on January 1, 2022, as permitted by regulations adopted by the SEC, the Society will discontinue mailing paper copies of shareholder reports for the Investment Options available under the Certificate unless the Certificate Holder specifically requests that paper copies continue to be delivered.  Instead, the shareholder reports will be made available online. The Society will notify Certificate Holders by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.

Certificate Holders may elect to receive all future shareholder reports in paper free of charge. To do so, Certificate Holders should contact the Variable Product Administrative Center at the address or phone number below to inform the Society that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all Investment Options available under the Certificate. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, follow the instructions provided at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved these securities or determined that this Updating Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Special Terms	2

Updated Information About Your Certificate	3

Important Information You Should Consider About the Certificate	3

APPENDIX: Investment Options Available Under the Certificate	7

SPECIAL TERMS

Account: Modern Woodmen of America Variable Annuity Account.

Accumulated Value: The total amount invested under the Certificate, which is the sum of the values of the Certificate in each Subaccount of the Account plus the value of the Certificate in the Declared Interest Option.

Administrative Center: The Society’s administrative office at 1701 1st Avenue, Rock Island, Illinois, 61201.

Certificate: The individual flexible premium deferred variable annuity certificate we offer and describe in this Prospectus, which term includes the basic certificate, the certificate application, any supplemental applications, any endorsements or additional benefit riders or agreements, and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date.

Certificate Anniversary: The same date in each Certificate Year as the Issue Date.

Certificate Holder: The person who controls the Certificate and who is entitled to exercise all rights and privileges provided in the Certificate.

Certificate Year: A twelve-month period beginning on the Issue Date or on a Certificate Anniversary.

Declared Interest Option: An allocation option under the Certificate funded by the Society’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Society other than those allocated to the Account or any other separate account of the Society.

Investment Option: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

SEC: The U.S. Securities and Exchange Commission.

The Society (“we”, “us” or “our”): Modern Woodmen of America, a fraternal benefit society.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

UPDATED INFORMATION ABOUT YOUR CERTIFICATE

The information in this Updating Summary Prospectus is a summary of certain Certificate features that have changed since the prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Certificate.

Since the date of the prior prospectus for the Certificate (dated May 1, 2020), additional Investment Options were made available for investment under the Certificate.  These additions were more fully described in the Supplement dated February 16, 2021. These new Investment Options were available on or about February 25, 2021 and are as follows:

•                  American Funds IS Asset Allocation—Class 2

•                  American Funds IS The Bond Fund of America—Class 1 (formerly, American Funds IS Bond Fund)

•                  Fidelity® VIP Balanced Portfolio—Service Class 2

•                  Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class

•                  Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class

•                  Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class

•                  Fidelity® VIP Strategic Income Portfolio—Service Class 2

•                  Fidelity® VIP Technology Portfolio—Initial Class

•                  Franklin DynaTech VIP Fund—Class 2 (formerly, Franklin Flex Cap Growth VIP Fund)

•                  Franklin Income VIP Fund—Class 2

•                  Franklin Rising Dividends VIP Fund—Class 1

•                  Franklin Small Cap Value VIP Fund—Class 2

•                  Franklin Small-Mid Cap Growth VIP Fund—Class 1

•                  Franklin Strategic Income VIP Fund—Class 2

Please refer to the Appendix: Investment Options Available Under the Certificate for more information about the Investment Options available under the Certificate.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charge for Early Withdrawal

If you withdraw money from your Certificate within the first eight years after you purchase the Certificate, you may be assessed a surrender charge of up to 8% of the amount withdrawn.

For example, assuming no gain or loss in the Accumulated Value, if you make a withdrawal in the first Certificate Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions.

Transfer Fee. Currently, we do not assess a charge to transfer Accumulated Value among the Subaccounts and between the Subaccounts and the Declared Interest Option for the first 12 transfers during the Certificate Year. However, we reserve the right to charge $25 per transfer in excess of 12 in a single Certificate Year.

Charges and Deductions

	FEES AND EXPENSES					LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Certificate specifications page, this prospectus and the funds’ prospectuses for information about the specific fees you will pay each year based on the options you elected.

						Charges and Deductions

	Annual Fee	Minimum		Maximum
	Base Certificate	0.93	%(1)	0.93	%(1)
	Investment Options (Fund fees and expenses)	0.10	%(2)	1.21	%(2)

(1) We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.

(2) As a percentage of Fund assets.

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,500		Highest Annual Cost: $2,610

Assumes:

•                  Investment of $100,000

•                  5% annual appreciation

•                  Least expensive Investment Option fees and expenses

•                  No optional benefits

•                  No sales charges

•                  No additional purchase payments, transfers, or withdrawals

Assumes:

•                  Investment of $100,000

•                  5% annual appreciation

•                  Most expensive Investment Option fees and expenses

•                  No optional benefits

•                  No sales charges

•                  No additional purchase payments, transfers, or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.	Principal Risks of Investing in the Certificate

Not a Short-Term Investment

This Certificate is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to eight years after you purchase the Certificate. It will reduce the value of your Certificate if you withdraw money during that time.

The benefits of tax deferral also means the Certificate is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Certificate
Risks Associated with Investment Options

•         An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate.

•         Each Fund has its own unique risks.

•         You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Certificate
Society Risk

An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Principal Risks of Investing in the Certificate
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investment Options

•         Currently, there is no charge when you transfer Accumulated Value among Subaccounts and between the Subaccounts and the Declared Interest Option. However, the Society reserves the right to charge $25 per transfer in excess of 12 in a single Certificate Year.

•          The Society reserves the right to remove or substitute Investment Options that are available under the Certificate.

The Society, Account and Investment Options — Investment Options
Optional Benefits	• We may discontinue or modify any of the optional benefits at any time prior to the time you elect.	Description of Annuity Certificate
	TAXES	LOCATION IN PROSPECTUS
Tax Implications

•          You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate.

•          There is no additional tax benefit if you purchase the Certificate through a qualified retirement plan or individual retirement account (IRA).

•          Earnings on your Certificate are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Tax Matters
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation for selling this Certificate to you in the form of commissions. If your registered representative is also a Society insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses, insurance benefits, and financing arrangements. Non-cash compensation includes conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise, and other similar items. Sales of the Certificates may help the registered representative and/or their managers qualify for such benefits.   In addition, registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for

Other Information — Distribution

additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

These conflicts of interest may influence your registered representative to offer or recommend this Certificate over another investment.

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the Certificate you already own. You should only exchange your current Certificate if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Certificate.

N/A

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE

The following is a list of Investment Options available under the Certificate. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also request this information at no cost by calling the Variable Product Administrative Center at 1-800-447-9811 or sending an email request to VPACServices@modern-woodmen.org.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option’s past performance is not necessarily an indication of future performance.

				Average Annual Total Returns
		Current		(as of 12/31/2020)
	Investment Option and	Expenses		1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*		Year	Year	Year
	American Century Investments
Long-term capital growth by investing primarily in mid-sized U.S. companies	VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.93	%*	42.46%	18.12%	13.66%
	American Century Investments
Long-term capital growth with income as a secondary objective	VP Mid Cap Value Fund Adviser: American Century Investment Management, Inc.	0.85	%*	1.21%	9.34%	10.42%
	American Century Investments
Long-term capital growth	VP Ultra® Fund Adviser: American Century Investment Management, Inc.	0.80	%*	49.85%	22.89%	17.86%
	American Funds Insurance Series (IS)
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds IS Asset Allocation— Class 2 Adviser: Capital Research and Management Company	0.55%		12.46%	10.59%	9.91%
	American Funds Insurance Series (IS)
Provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years with growth of capital as a secondary objective	American Funds IS Capital Income Builder—Class 1 Adviser: Capital Research and Management Company	0.28	%*	4.64%	6.35%	4.55%

				Average Annual Total Returns
		Current		(as of 12/31/2020)
	Investment Option and	Expenses		1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*		Year	Year	Year
	American Funds Insurance Series (IS)
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund—Class 2 (formerly, American Funds IS Global Bond Fund) Adviser: Capital Research and Management Company	0.73	%*	9.90%	5.10%	3.04%
	American Funds Insurance Series (IS)
Long-term growth of capital while providing current income	American Funds IS Capital World Growth and Income Fund—Class 1 (formerly, American Funds IS Global Growth and Income Fund) Adviser: Capital Research and Management Company	0.43	%*	9.03%	12.05%	9.83%
	American Funds Insurance Series (IS)
Long-term growth of capital	American Funds IS Global Small Capitalization Fund—Class 1 Adviser: Capital Research and Management Company	0.74%		30.04%	14.71%	9.70%
	American Funds Insurance Series (IS)
Growth of capital	American Funds IS Growth Fund—Class 2 Adviser: Capital Research and Management Company	0.61%		52.10%	22.75%	16.85%
	American Funds Insurance Series (IS)
Long-term growth of capital and income	American Funds IS Growth-Income Fund—Class 2 Adviser: Capital Research and Management Company	0.55%		13.54%	13.93%	12.74%
	American Funds Insurance Series (IS)
Growth of capital while seeking to manage volatility and provide downside protection	American Funds IS Managed Risk Growth Fund—Class P1(1) Adviser: Capital Research and Management Company	0.69	%*	32.45%	15.97%	12.65%
	American Funds Insurance Series (IS)
Long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds IS Managed Risk Growth-Income Fund—Class P1(1) Adviser: Capital Research and Management Company	0.63	%*	9.85%	10.58%	9.08%

				Average Annual Total Returns
		Current		(as of 12/31/2020)
	Investment Option and	Expenses		1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*		Year	Year	Year
	American Funds Insurance Series (IS)
Long-term capital appreciation	American Funds IS New World Fund—Class 1 Adviser: Capital Research and Management Company	0.59	%*	23.89%	13.62%	6.80%
	American Funds Insurance Series (IS)
Provide as high a level of current income as is consistent with the preservation of capital	American Funds IS The Bond Fund of America—Class 1 (formerly, American Funds IS Bond Fund) Adviser: Capital Research and Management Company	0.21	%*	9.96%	5.20%	4.18%
	BNY Mellon
Long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Service Share Class (formerly, The Dreyfus Socially Responsible Growth Fund, Inc.) Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management Limited	0.93%		23.86%	14.92%	12.68%
	BNY Mellon
Long-term capital growth consistent with preservation of capital with current income as a secondary goal	BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Fayez Sarofim & Co.	0.81%		23.69%	16.59%	12.72%
	BNY Mellon
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc.	0.80	%*	24.63%	15.11%	13.50%
	BNY Mellon
Capital growth	BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc.	0.85%		19.89%	11.52%	10.21%

				Average Annual Total Returns
		Current		(as of 12/31/2020)
	Investment Option and	Expenses		1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*		Year	Year	Year
	Calvert Variable Products
Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ-100® Index	Calvert VP NASDAQ-100 Index Portfolio Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.48	%*	48.22%	23.61%	19.93%
	Calvert Variable Products
Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index	Calvert VP Russell 2000 Small Cap Index Portfolio Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.39	%*	19.64%	12.92%	10.63%
	Calvert Variable Products
Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index	Calvert VP S&P MidCap 400 Index Portfolio Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc	0.33	%*	13.31%	11.99%	11.05%
	Federated Hermes Insurance Series Fund
Current income consistent with stability of principal and liquidity	Federated Hermes Government Money Fund II(2)—Service Share Class Adviser: Federated Investment Management Company	0.63	%*	0.20%	0.68%	0.34%
	Federated Hermes Insurance Series Fund
High current income and moderate capital appreciation	Federated Hermes Managed Volatility Fund II—Primary Shares Adviser: Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania	1.21%		0.71%	7.02%	6.93%
	Federated Hermes Insurance Series Fund
Current income	Federated Hermes Quality Bond Fund II—Primary Shares Adviser: Federated Investment Management Company	0.99	%*	7.86%	4.65%	3.82%
	Fidelity® Variable Insurance Products Funds
Income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC	0.73%		22.13%	12.47%	10.10%

			Average Annual Total Returns
		Current	(as of 12/31/2020)
	Investment Option and	Expenses	1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*	Year	Year	Year
	Fidelity® Variable Insurance Products Funds
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC	0.61%	30.57%	16.19%	13.52%
	Fidelity® Variable Insurance Products Funds
Capital appreciation	Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC	0.94%	-32.88%	-6.36%	-4.77%

			Average Annual Total Returns
		Current	(as of 12/31/2020)
	Investment Option and	Expenses	1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*	Year	Year	Year
	Fidelity® Variable Insurance Products Funds
High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond	Fidelity® VIP Freedom 2015	0.49%	13.76%	9.27%	7.60%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2020	0.53%	15.06%	10.00%	8.16%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2025	0.56%	15.95%	10.58%	8.89%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2030	0.59%	16.89%	11.58%	9.51%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2035	0.65%	18.28%	12.51%	10.20%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2040	0.67%	19.28%	12.77%	10.38%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2045	0.67%	19.27%	12.77%	10.44%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2050	0.67%	19.28%	12.76%	10.44%
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2055	0.67%	19.28%	N/A	N/A
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2060	0.67%	19.30%	N/A	N/A
	PortfolioSM—Initial Class

	Fidelity® VIP Freedom 2065	0.67%	19.35%	N/A	N/A
	PortfolioSM—Initial Class
	Adviser: Fidelity® Management & Research Company LLC
	Fidelity® Variable Insurance Products Funds
Capital appreciation	Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC	0.62%	43.89%	21.32%	17.25%

			Average Annual Total Returns
		Current	(as of 12/31/2020)
	Investment Option and	Expenses	1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*	Year	Year	Year
	Fidelity® Variable Insurance Products Funds
High total return through combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC	0.54%	7.85%	11.62%	11.66%
	Fidelity® Variable Insurance Products Funds
High level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC	0.92%	2.42%	6.70%	5.30%
	Fidelity® Variable Insurance Products Funds
Investment results that correspond to total return of common stocks publicly traded in United States, as represented by S&P 500® Index	Fidelity VIP Index 500 Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.10%	18.24%	15.09%	13.78%
	Fidelity® Variable Insurance Products Funds
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC	0.87%	17.87%	10.79%	9.22%
	Fidelity® Variable Insurance Products Funds
Long-term growth of capital	Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited	0.79%	15.61%	9.25%	6.82%
	Fidelity® Variable Insurance Products Funds
Above-average income and long-term capital growth consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC	0.66%	-6.55%	3.51%	7.67%

			Average Annual Total Returns
		Current	(as of 12/31/2020)
	Investment Option and	Expenses	1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*	Year	Year	Year
	Fidelity® Variable Insurance Products Funds
High level of current income and may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC Sub-Adviser: FIL Investment Advisors (UK) Limited	0.92%	7.25%	6.02%	4.58%
	Fidelity® Variable Insurance Products Funds
Capital appreciation	Fidelity® VIP Technology Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC	0.63%	64.95%	31.10%	20.09%
	Franklin Templeton Variable Insurance Products Trust
Long-term capital appreciation	Franklin DynaTech VIP Fund—Class 2 (formerly, Franklin Flex Cap Growth VIP Fund) Adviser: Franklin Advisers, Inc.	0.94%	44.88%	19.30%	14.36%
	Franklin Templeton Variable Insurance Products Trust
Maximize income while maintaining prospects for capital appreciation	Franklin Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.72%*	0.69%	6.94%	5.98%
	Franklin Templeton Variable Insurance Products Trust
Long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Rising Dividends VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.65%	16.23%	15.04%	12.64%
	Franklin Templeton Variable Insurance Products Trust
Long-term total return	Franklin Small Cap Value VIP Fund—Class 2 Adviser: Franklin Mutual Advisers, Inc.	0.93%	5.19%	10.77%	9.20%
	Franklin Templeton Variable Insurance Products Trust
Long-term capital growth	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.85%*	55.52%	19.83%	14.33%

				Average Annual Total Returns
		Current		(as of 12/31/2020)
	Investment Option and	Expenses		1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*		Year	Year	Year
	Franklin Templeton Variable Insurance Products Trust
High level of current income with a secondary goal of long-term capital appreciation	Franklin Strategic Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	1.00	%*	3.43%	4.30%	3.74%
	JP Morgan Insurance Trust
Capital appreciation with secondary goal of achieving current income by investing in equity securities	JPMorgan Insurance Trust Mid Cap Value Portfolio—Class 1 Adviser: J.P. Morgan Investment Management, Inc.	0.77%		0.37%	7.92%	10.31%
	JP Morgan Insurance Trust
Capital growth over the long term	JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1 Adviser: J.P. Morgan Investment Management, Inc.	0.84%		13.69%	11.56%	11.27%
	T. Rowe Price Equity Series, Inc
Long-term growth of capital by investing primarily in the common stocks of companies operating in sectors investment adviser believes will be fastest growing or have greatest growth potential in the U.S.	All-Cap Opportunities Portfolio (formerly, New America Growth Portfolio) Adviser: T. Rowe Price Associates, Inc.	0.80	%*	44.37%	21.83%	17.28%
	T. Rowe Price Equity Series, Inc.
High level of dividend income and long-term capital growth through investments in large-capitalization stocks of companies with a strong track record of paying dividends or that are undervalued	Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74	%*	1.18%	9.86%	9.22%
	T. Rowe Price Equity Series, Inc.
Long-term growth of capital by investing primarily in common stocks of companies engaged in research, development, production, or distribution of products or services related to health care, medicine, or the life sciences	Health Sciences Portfolio Adviser: T. Rowe Price Associates, Inc.	0.94	%*	29.62%	14.05%	20.17%

				Average Annual Total Returns
		Current		(as of 12/31/2020)
	Investment Option and	Expenses		1	5	10
Investment Objective	Adviser/Sub-Adviser	Ratio*		Year	Year	Year
	T. Rowe Price Equity Series, Inc.
Long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth	Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.84	%*	23.80%	16.12%	14.61%
	T. Rowe Price Equity Series, Inc.
Highest total return over time consistent with an emphasis on both capital appreciation and income	Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc.	0.86	%*	14.54%	10.24%	8.77%
	T. Rowe Price International Series, Inc.
Long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.	International Stock Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd	0.95	%*	14.45%	10.38%	6.56%

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(1) The Investment Option includes a volatility management strategy as part of the Investment Option’s investment objective and/or principal investment strategy.  See “Volatility Management Strategies” contained herein.

(2) You could lose money by investing in the Federated Hermes Government Money Fund II.  Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Federated Hermes Government Money Fund II’s sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time.  The yield of the Fund may become very low during periods of low interest rates.  After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

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The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2021. Both documents contain additional important information about the Certificate. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.

For a free copy of the prospectus or SAI, or for general inquiries, call our Administrative Center at 1-800-447-9811 or write to our Administrative Center using the following address: 1701 1st Avenue, Rock Island, Illinois, 61201.

The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

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